Stock-Based Compensation (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized cost of unvested shares			$ 7,900
Period of unamortized cost with be expensed			2 years 2 months 12 days
Weighted average period of recognition for unamortized shares			1 year 7 months 6 days
Compensation expense			$ 7,476	$ 7,857	$ 5,509
Shares canceled (in shares)			(6,000)	(5,000)	(6,000)
Restricted Stock | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 1,500
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized cost of unvested shares			$ 6,700
Period of unamortized cost with be expensed			2 years
Weighted average period of recognition for unamortized shares			1 year 4 months 24 days
Compensation expense			$ 4,937	$ 8,241	$ 1,718
Shares canceled (in shares)		(35,000)	0	(25,000)	0
Performance stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance adjustment range	0.00%	0.00%	0.00%
Performance stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance adjustment range	200.00%	200.00%	200.00%
Performance stock units | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 3,000
Shares canceled (in shares)	(66,000)	(66,000)
2011 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized to grant (in shares)			1,700,000
Shares available for future issuance (in shares)			190,000